Commitments & Contingencies - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 11, 2021	Jan. 24, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Jul. 18, 2021
Commitments And Contingencies [Line Items]
Percentage of payments holders entitled			2.00%		2.00%
Registration default percentage per month			2.00%		2.00%
Purchase price of warrants		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Proceeds from issuance of initial public offering					$ 338,100,000
Offering costs related to fair value instrument of founder shares transferred to sponsor				$ 1,249,759	$ 1,249,759
Class B Common Stock | GSAM Client [Member]
Commitments And Contingencies [Line Items]
Sale of stock shares percentage to the sponsor			9.90%
Proceeds from issuance of initial public offering			$ 29,700,000
Percentage of shares forfeited by sponsor			50.00%
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P.
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement		5,000,000
Number of shares consist of forward purchase unit		1
Number of warrants consist of forward purchase unit		0.25
Forward purchase units issuable price per share		$ 10.00
Forward purchase units aggregate maximum amount issuable		$ 50,000,000
Number of warrant holder to purchase share		1
Minimum threshold amount to purchase in forward purchase units		$ 2,500,000
Number of shares transferred to founder by sponsor		345,000
Offering costs related to fair value instrument of founder shares transferred to sponsor		$ 1,250,000
Reduction of additional paid in capital, founder shares transferred to sponsor				$ 1,200,000
Number of shares forfeit and return to sponsor by founder	172,500
Number of shares forfeit and return to sponsor by founder based on sponsor owned number of shares less than number of public shares purchased at closing of initial public offering	172,500
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Minimum [Member]
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement	2,500,000
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Side Letter [Member]
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement						2,500,000
Forward purchase units issuable price per share						$ 10.00
Forward purchase units aggregate amount issuable						$ 25,000,000
Over-allotments
Commitments And Contingencies [Line Items]
Additional units purchased on pro rata basis			4,500,000		4,500,000
Underwriters exercised over allotment purchasing units	4,500,000				4,500,000
Over-allotments | Underwriters Agreement
Commitments And Contingencies [Line Items]
Underwriters commission percentage			5.50%
Underwriters commission paid In cash percentage			2.00%
Deferred commission percentage			3.50%